Note 41 - Subsequent Events	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
41	Subsequent events

41.1	Cap and collar hedge

On February 17, 2022 the Company entered into a zero cost contract to hedge 20,000 ounces of gold over a period of 5 months from March to  July 2022. The hedging contract has a cap of $1,940 and a collar of $1,825 over 4,000 ounces of gold per month expiring at the end of each month over the 5-month period.

On March 9, 2022 in response to a very volatile gold price the Company purchased a matching quantity of call options at a strike price above the cap at a total cost of $796,000 over 4,000 ounces of gold per month at strike prices of $2,100 per ounce from March 2022 to May 2022 and $2,200 per ounce from June 2022 to July 2022 in order to limit margin exposure and reinstate gold price upside above the strike price.  The future impact of the hedges is indeterminable at the date of issue of these consolidated financial statements and will be quantified in the condensed consolidated interim financial statements as at March 31, 2022.

41.2	Connemara North

On conclusion of management’s drilling program it was decided not to exercise the option over the Connemara North claims as the results of the exploration work indicated that the property does not meet Caledonia’s strategic objectives. The decision to not exercise the option won’t have an impact on theses consolidated financial statements as the information required to make the decision was not available by December 31, 2021. The decision will impair the Exploration and evaluation assets and increase the impairment expense by $463 in the consolidated financial statements as at March 31, 2022.

The financial effects of the above and the results of the first quarter of 2022 are available on Caledonia’s website (www.caledoniamining.com).